Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,676	$ 11,641	$ 9,764	$ 11,873	$ 9,828	$ 9,226	$ 10,607	$ 10,103	$ 8,599	$ 8,433	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,413	11,507	9,726	11,916	9,936	9,400	10,890	10,452	8,963	8,856	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,117	12,042	10,131	12,347	10,248	9,646	11,114	10,612	9,057	8,903	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,957	12,692	10,616	12,868	10,622	9,939	11,389	10,813	9,168	8,959	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,841	12,598	10,542	12,783	10,560	9,888	11,339	10,774	9,147	8,946	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	18,788	16,488	19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	18,788	16,488	19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	18,788	16,488	19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	18,788	16,488	19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	$ 18,788	$ 16,488	$ 19,602	$ 15,237	$ 13,077	$ 13,113	$ 11,770	$ 10,050	$ 9,371	$ 10,000